Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 — OTHER RECEIVABLES

	December 31, 2025	December 31, 2024
Other receivables	$2,050,000	$-
Total other receivables	$2,050,000	$-

As of December 31, 2025, other receivables include $2,050,000, of which $2,000,000 represented funds loaned by the company to a third-party enterprise for its working capital needs, with a loan term of three years from the date of transfer; the company may demand repayment of such amount at any time upon written notice, and $50,000 represents unpaid consideration from the disposal of a subsidiary. All other receivables are unsecured and non-interest-bearing.